UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Bodri Capital Management LLC
Address:  San Francisco, CA


13 File Number: 028-12102

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Steve Psaledakis
Title:     Chief Operating Officer
Phone:
Signature, Place and Date of Signing:

    Steve Psaledakis, San Francisco, CA,  May 10, 2007


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    27

Form 13F Information Table Value Total:    192464



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
                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ALLIED WASTE INDS INC          COMMON STOCK     019589308     8658   687696 SH       SOLE                 687696        0        0
D ARCHER-DANIELS MIDLA ND CO COM COMMON STOCK     039483102     9381   255600 SH       SOLE                 255600        0        0
D BEBE STORES INC  COM STK       COMMON STOCK     075571109     3221   185300 SH       SOLE                 185300        0        0
D CHESAPEAKE ENERGY CO RP COM ST COMMON STOCK     165167107     4861   157407 SH       SOLE                 157407        0        0
D CNX GAS                        COMMON STOCK     12618H309     5137   181338 SH       SOLE                 181338        0        0
D CORNING INC  COM STK           COMMON STOCK     219350105    12854   565269 SH       SOLE                 565269        0        0
D DATATRAK INTL INC  COM STK     COMMON STOCK     238134100     3327   610534 SH       SOLE                 610534        0        0
D ENDWAVE CORP  COM STK          COMMON STOCK     29264A206     4905   411801 SH       SOLE                 411801        0        0
D ENERGY CONVERSION DE VICES INC COMMON STOCK     292659109    11628   332786 SH       SOLE                 332786        0        0
D GASTAR EXPLORATION LTD COM     COMMON STOCK     367299104     1460   648943 SH       SOLE                 648943        0        0
D GENERAL ELECTRIC CO  COM STK   COMMON STOCK     369604103    13240   374430 SH       SOLE                 374430        0        0
D GUITAR CTR INC  COM STK        COMMON STOCK     402040109     5839   129412 SH       SOLE                 129412        0        0
D MEMC ELECTRONIC MATE RIALS INC COMMON STOCK     552715104    13666   225590 SH       SOLE                 225590        0        0
D NATIONAL SEMICONDUCT OR CORP C COMMON STOCK     637640103     3952   163715 SH       SOLE                 163715        0        0
D NEKTAR THERAPEUTICS SHS        COMMON STOCK     640268108     3369   258000 SH       SOLE                 258000        0        0
D SEAGATE TECHNOLOGY  COM STK    COMMON STOCK     G7945J104    10169   436448 SH       SOLE                 436448        0        0
D SOUTHWEST AIRLINES C O COM STK COMMON STOCK     844741108      345    23445 SH       SOLE                  23445        0        0
D SOVEREIGN BANCORP IN C COM STK COMMON STOCK     845905108     7244   284764 SH       SOLE                 284764        0        0
D SUNTECH PWR HLDGS CO  LTD ADR  ADRS STOCKS      86800C104     4277   123589 SH       SOLE                 123589        0        0
D TD AMERITRADE HLDG C ORP COM S COMMON STOCK     87236Y108    11577   778040 SH       SOLE                 778040        0        0
D TENNECO INC  COM STK           COMMON STOCK     880349105     7621   299323 SH       SOLE                 299323        0        0
D ULTRA PETROLEUM CORP COM       COMMON STOCK     903914109     4516    85000 SH       SOLE                  85000        0        0
D ULTRATECH INC  COM STK         COMMON STOCK     904034105     2236   164261 SH       SOLE                 164261        0        0
D UNITED RENTALS INC  COM STK    COMMON STOCK     911363109     9602   349177 SH       SOLE                 349177        0        0
D WASTE MGMT INC DEL  COM STK    COMMON STOCK     94106L109     6700   194700 SH       SOLE                 194700        0        0
D WEATHERFORD INTERNAT IONAL LTD COMMON STOCK     G95089101     8208   182000 SH       SOLE                 182000        0        0
D YAHOO INC  COM STK             COMMON STOCK     984332106    14471   462480 SH       SOLE                 462480        0        0
S REPORT SUMMARY                 27 DATA RECORDS              192464        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED